Supplemental Oil and Natural Gas Disclosures (Unaudited) - Schedule of Costs Incurred in Oil and Natural Gas Property Acquisition, Development, and Exploratory Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplemental Oil And Natural Gas Disclosures (Unaudited) [Abstract]
Property acquisitions – proved	$ 2,526	$ 1,169,882
Property acquisitions – unproved
Exploration costs
Development costs	171,615
ARO liabilities incurred and change in estimates, net	583,981	(411,605)
Total	$ 758,122	$ 758,277